STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Value Fund

February 29, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.0%
Automobiles & Components - .3%
Modine Manufacturing Co.	2,075	[a]	186,148
Standard Motor Products, Inc.	1,900		60,344
Visteon Corp.	1,525	[a]	172,508
			419,000
Banks - 9.6%
1st Source Corp.	14,200		706,876
Banc of California, Inc.	15,124		221,264
Columbia Banking System, Inc.	16,360		296,116
ConnectOne Bancorp, Inc.	4,000		79,160
Customers Bancorp, Inc.	3,900	[a]	211,809
FB Financial Corp.	17,198		612,937
First Busey Corp.	11,600		267,496
First Financial Bancorp	35,900		779,030
First Merchants Corp.	19,000		630,800
Glacier Bancorp, Inc.	15,571		582,667
Heartland Financial USA, Inc.	21,860		743,240
Hope Bancorp, Inc.	43,000		471,710
Independent Bank Corp.	6,375		332,584
Old National Bancorp	49,687		816,357
Pathward Financial, Inc.	6,190		314,700
Pinnacle Financial Partners, Inc.	9,846		814,461
Premier Financial Corp.	9,700		187,986
QCR Holdings, Inc.	1,100		62,700
Republic Bancorp, Inc., Cl. A	400		19,704
Sandy Spring Bancorp, Inc.	15,700		345,086
Seacoast Banking Corp. of Florida	36,435		879,541
Simmons First National Corp., Cl. A	23,500		451,200
Southside Bancshares, Inc.	2,400		68,784
SouthState Corp.	10,010		841,240
Synovus Financial Corp.	22,513		854,143
Texas Capital Bancshares, Inc.	23,476	[a]	1,376,868
The Bancorp, Inc.	9,050	[a]	403,992
The Bank of NT Butterfield & Son Ltd.	8,600		257,054
WesBanco, Inc.	1,600		46,368
Wintrust Financial Corp.	13,460		1,296,871
			14,972,744
Capital Goods - 10.0%
AerCap Holdings NV	7,112	[a]	548,904
Albany International Corp., Cl. A	3,045		285,834

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.0% (continued)
Capital Goods - 10.0% (continued)
American Woodmark Corp.	1,225	[a]	122,794
Arcosa, Inc.	3,559		295,397
Astec Industries, Inc.	9,660		392,196
Atkore, Inc.	1,560		264,264
Babcock & Wilcox Enterprises, Inc.	43,377	[a]	55,523
Bloom Energy Corp., Cl. A	9,489	[a,b]	83,219
BlueLinx Holdings, Inc.	7,000	[a]	887,950
BWX Technologies, Inc.	4,450		448,693
Chart Industries, Inc.	1,925	[a,b]	275,005
Comfort Systems USA, Inc.	1,080		330,188
Construction Partners, Inc., Cl. A	4,780	[a]	229,822
Enerpac Tool Group Corp.	19,887		670,391
ESCO Technologies, Inc.	1,855		189,006
Franklin Electric Co., Inc.	1,555		161,658
Global Industrial Co.	13,800		605,130
Granite Construction, Inc.	12,116		624,337
Herc Holdings, Inc.	7,514		1,192,322
Hexcel Corp.	14,174		1,055,396
Hillenbrand, Inc.	18,385		874,207
Kennametal, Inc.	15,460		390,210
Leonardo DRS, Inc.	22,475	[a]	510,407
Lindsay Corp.	3,220		384,178
Markforged Holding Corp.	20,695	[a]	13,866
Mercury Systems, Inc.	3,990	[a]	119,181
NEXTracker, Inc., Cl. A	4,060	[a]	228,334
Park Aerospace Corp.	55,329		842,107
Resideo Technologies, Inc.	23,110	[a]	516,046
Rush Enterprises, Inc., Cl. A	17,950		874,165
Shoals Technologies Group, Inc., Cl. A	9,310	[a]	119,447
Simpson Manufacturing Co., Inc.	1,110		231,635
SPX Technologies, Inc.	10,817	[a]	1,267,644
Stratasys Ltd.	22,753	[a]	281,000
Textainer Group Holdings Ltd.	1,000		49,900
The AZEK Company, Inc.	3,860	[a]	185,705
Twin Disc, Inc.	3,676		57,309
			15,663,370
Commercial & Professional Services - 5.7%
Brady Corp., Cl. A	4,938		287,787
CACI International, Inc., Cl. A	719	[a]	269,517
Clean Harbors, Inc.	1,945	[a]	354,185
Conduent, Inc.	78,349	[a]	269,521
Enviri Corp.	28,306	[a]	222,485
Healthcare Services Group, Inc.	32,946	[a]	420,391
Heidrick & Struggles International, Inc.	2,300		78,200

Description	Shares		Value ($)
Common Stocks - 96.0% (continued)
Commercial & Professional Services - 5.7% (continued)
ICF International, Inc.	2,445		378,608
KBR, Inc.	10,931		656,188
MSA Safety, Inc.	5,474		1,008,037
Openlane, Inc.	19,478	[a]	297,429
Parsons Corp.	15,209	[a]	1,225,997
Stericycle, Inc.	17,107	[a]	930,450
The Brink's Company	14,071		1,165,501
The GEO Group, Inc.	17,000	[a,b]	208,590
TTEC Holdings, Inc.	14,300		249,535
Vestis Corp.	51,653		969,010
			8,991,431
Consumer Discretionary Distribution & Retail - 2.7%
Asbury Automotive Group, Inc.	4,245	[a]	886,483
Boot Barn Holdings, Inc.	2,000	[a,b]	185,000
Caleres, Inc.	5,155		199,035
Dillard's, Inc., Cl. A	1,500		622,095
Haverty Furniture Cos., Inc.	10,300		353,290
Monro, Inc.	11,469		385,014
Shoe Carnival, Inc.	8,400		275,268
Sonic Automotive, Inc., Cl. A	6,400		336,000
The Buckle, Inc.	18,600		761,484
The ODP Corp.	5,029	[a]	284,038
			4,287,707
Consumer Durables & Apparel - 5.9%
Carter's, Inc.	10,116	[b]	818,890
Century Communities, Inc.	9,100		785,239
Dream Finders Homes, Inc., Cl. A	22,900	[a]	896,077
Ethan Allen Interiors, Inc.	10,023		335,069
Helen of Troy Ltd.	2,555	[a]	319,375
Hovnanian Enterprises, Inc., Cl. A	1,500	[a]	234,990
Installed Building Products, Inc.	3,817		911,996
Johnson Outdoors, Inc., Cl. A	3,200		147,072
Meritage Homes Corp.	1,635		257,774
Mohawk Industries, Inc.	5,014	[a]	594,761
Movado Group, Inc.	11,600		333,036
Oxford Industries, Inc.	1,765		178,953
PVH Corp.	7,464		1,020,105
SharkNinja, Inc.	6,680		360,720
Smith & Wesson Brands, Inc.	54,400		746,912
Tempur Sealy International, Inc.	5,258		286,403
Under Armour, Inc., Cl. C	21,284	[a]	181,765
Worthington Enterprises, Inc.	12,600	[b]	782,712
			9,191,849

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.0% (continued)
Consumer Services - 2.5%
Bloomin' Brands, Inc.	15,061		409,358
Boyd Gaming Corp.	12,687		838,991
Graham Holdings Co., Cl. B	600		421,398
Hilton Grand Vacations, Inc.	4,875	[a]	218,790
International Game Technology PLC	21,443		582,606
Light & Wonder, Inc.	4,210	[a]	423,147
OneSpaWorld Holdings Ltd.	42,884	[a]	559,207
Perdoceo Education Corp.	15,600		277,836
United Parks & Resorts, Inc.	3,216	[a]	165,142
			3,896,475
Consumer Staples Distribution - .7%
Ingles Markets, Inc., Cl. A	10,000		770,100
Weis Markets, Inc.	5,000		324,700
			1,094,800
Energy - 6.2%
Cactus, Inc., Cl. A	3,600		165,240
Callon Petroleum Co.	8,200	[a]	255,512
ChampionX Corp.	23,010		714,691
Chord Energy Corp.	1,000		162,450
CNX Resources Corp.	10,138	[a]	212,391
CVR Energy, Inc.	4,000		132,720
Devon Energy Corp.	8,832		389,138
Diamond Offshore Drilling, Inc.	17,510	[a]	194,186
Dril-Quip, Inc.	4,438	[a]	100,299
Gulfport Energy Corp.	6,300	[a]	894,537
HighPeak Energy, Inc.	35,100	[b]	581,607
ION Geophysical Corp.	12,608	[a,c]	0
Murphy Oil Corp.	25,926		1,028,484
Oil States International, Inc.	15,344	[a]	82,704
Patterson-UTI Energy, Inc.	79,974		925,299
PBF Energy, Inc., Cl. A	14,000		653,800
Peabody Energy Corp.	30,000		743,100
Permian Resources Corp.	14,610		227,332
SandRidge Energy, Inc.	28,400		370,336
Scorpio Tankers, Inc.	6,560		440,373
SilverBow Resources, Inc.	3,200	[a]	90,848
SM Energy Co.	18,308		801,341
TechnipFMC PLC	19,054		413,281
TETRA Technologies, Inc.	32,677	[a]	127,440
Vital Energy, Inc.	1,100	[a,b]	55,363
			9,762,472
Equity Real Estate Investment Trusts - 3.5%
Alexander's, Inc.	2,300	[d]	508,415
Armada Hoffler Properties, Inc.	11,400	[d]	116,052

Description	Shares		Value ($)
Common Stocks - 96.0% (continued)
Equity Real Estate Investment Trusts - 3.5% (continued)
Camden Property Trust	3,108	[d]	293,644
Chatham Lodging Trust	6,671	[d]	68,044
COPT Defense Properties	35,273	[d]	854,665
Farmland Partners, Inc.	29,180	[d]	344,324
Lamar Advertising Co., Cl. A	3,965	[d]	438,331
Potlatchdeltic Corp.	22,673	[d]	1,025,046
RLJ Lodging Trust	6,614	[d]	78,508
SL Green Realty Corp.	4,190	[d]	203,131
STAG Industrial, Inc.	29,233	[d]	1,085,714
Terreno Realty Corp.	7,490	[d]	481,607
			5,497,481
Financial Services - 8.6%
Affiliated Managers Group, Inc.	6,263		978,970
Artisan Partners Asset Management, Inc., Cl. A	44,435	[b]	1,913,815
Atlanticus Holdings Corp.	2,500	[a]	82,875
Bread Financial Holdings, Inc.	22,219		850,543
Brightsphere Investment Group, Inc.	26,700		605,022
Cannae Holdings, Inc.	3,559	[a]	77,657
Cohen & Steers, Inc.	5,560		408,938
Enact Holdings, Inc.	28,300		784,476
Encore Capital Group, Inc.	3,600	[a]	172,800
Enova International, Inc.	3,100	[a]	196,075
Essent Group Ltd.	15,400		824,978
Evercore, Inc., Cl. A	8,870		1,659,400
Jackson Financial, Inc., Cl. A	9,300		511,965
Merchants Bancorp	13,200		565,752
Navient Corp.	46,800		760,968
Nelnet, Inc., Cl. A	8,800		755,656
Pennymac Financial Services, Inc.	1,600		135,888
Stifel Financial Corp.	15,031		1,140,252
Victory Capital Holdings Inc., Cl. A	21,400		822,402
Walker & Dunlop, Inc.	2,450		233,681
			13,482,113
Food, Beverage & Tobacco - 1.9%
Darling Ingredients, Inc.	18,108	[a]	766,149
Lancaster Colony Corp.	1,540		318,657
National Beverage Corp.	15,600	[a]	821,184
The Hain Celestial Group, Inc.	15,268	[a]	152,680
The Simply Good Foods Company	10,680	[a]	378,926
TreeHouse Foods, Inc.	6,070	[a]	217,245
Vector Group Ltd.	25,000		279,000
			2,933,841

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.0% (continued)
Health Care Equipment & Services - 5.5%
Acadia Healthcare Co., Inc.	7,594	[a]	633,719
Accuray, Inc.	36,480	[a]	94,848
Alphatec Holdings, Inc.	3,525	[a]	47,341
AtriCure, Inc.	4,397	[a]	153,763
Avanos Medical, Inc.	18,095	[a]	336,024
Cytosorbents Corp.	10,572	[a]	10,139
Embecta Corp.	5,700	[b]	81,396
Enovis Corp.	18,346	[a]	1,097,274
Haemonetics Corp.	12,953	[a]	945,310
HealthStream, Inc.	33,814		922,446
Integer Holdings Corp.	10,530	[a]	1,161,354
Integra LifeSciences Holdings Corp.	3,522	[a]	129,997
Merit Medical Systems, Inc.	10,949	[a]	834,314
Molina Healthcare, Inc.	893	[a]	351,762
Option Care Health, Inc.	5,345	[a]	172,483
OraSure Technologies, Inc.	21,552	[a]	155,067
Paragon 28, Inc.	4,745	[a]	59,218
Patterson Cos., Inc.	7,358		199,328
Schrodinger, Inc.	1,855	[a]	47,228
Select Medical Holdings Corp.	23,600		642,628
SI-BONE, Inc.	6,790	[a]	117,807
TransMedics Group, Inc.	2,000	[a,b]	163,200
Varex Imaging Corp.	6,124	[a]	105,333
Zimvie, Inc.	7,705	[a]	130,600
			8,592,579
Household & Personal Products - 1.0%
BellRing Brands, Inc.	3,415	[a]	194,484
e.l.f. Beauty, Inc.	1,335	[a]	278,388
Medifast, Inc.	5,100		204,459
Oil-Dri Corp. of America	8,419		600,191
Spectrum Brands Holdings, Inc.	1,941		156,095
USANA Health Sciences, Inc.	2,300	[a]	110,998
			1,544,615
Insurance - 2.0%
CNO Financial Group, Inc.	11,300		301,597
Enstar Group Ltd.	600	[a]	184,764
Genworth Financial, Inc., Cl. A	96,100	[a]	591,015
Goosehead Insurance, Inc., Cl. A	2,970	[a]	224,681
Selective Insurance Group, Inc.	3,735		390,233
Skyward Specialty Insurance Group, Inc.	10,310	[a]	377,243
The Hanover Insurance Group, Inc.	7,444		978,663
			3,048,196
Materials - 6.5%
AdvanSix, Inc.	4,100		114,718

Description	Shares		Value ($)
Common Stocks - 96.0% (continued)
Materials - 6.5% (continued)
American Vanguard Corp.	30,528		327,260
ATI, Inc.	28,504	[a]	1,401,826
Avery Dennison Corp.	2,697		583,981
Avient Corp.	27,782		1,124,615
Balchem Corp.	1,590		249,932
Cleveland-Cliffs, Inc.	22,954	[a]	477,443
Crown Holdings, Inc.	5,839		447,384
Element Solutions, Inc.	12,830		301,505
Greif, Inc., Cl. A	12,400		799,304
Knife River Corp.	5,605	[a]	415,274
Koppers Holdings, Inc.	3,100		175,522
Louisiana-Pacific Corp.	15,645		1,157,261
Orion SA	2,300		51,842
Ryerson Holding Corp.	23,600		745,288
Sensient Technologies Corp.	8,273		553,298
Summit Materials Inc., Cl. A	9,273	[a]	396,050
Sylvamo Corp.	14,300		863,863
			10,186,366
Media & Entertainment - 2.4%
AMC Networks, Inc., Cl. A	20,000	[a,b]	258,800
Criteo SA, ADR	21,576	[a]	697,984
Gray Television, Inc.	48,900		285,576
Lions Gate Entertainment Corp., Cl. B	47,921	[a]	435,123
Madison Square Garden Entertainment Corp.	25,921	[a]	997,699
Nexstar Media Group, Inc.	5,273		876,214
TripAdvisor, Inc.	7,940	[a]	212,951
			3,764,347
Pharmaceuticals, Biotechnology & Life Sciences - 3.4%
Alkermes PLC	3,300	[a]	97,977
Alpine Immune Sciences, Inc.	2,525	[a]	88,931
Altimmune, Inc.	15,245	[a]	184,465
Amneal Pharmaceuticals, Inc.	24,047	[a]	132,739
Amphastar Pharmaceuticals, Inc.	3,340	[a]	155,544
Arcellx, Inc.	1,035	[a]	68,124
Arrowhead Pharmaceuticals, Inc.	2,480	[a]	79,608
Axsome Therapeutics, Inc.	2,860	[a]	232,747
Biohaven Ltd.	1,450	[a]	69,803
Bridgebio Pharma, Inc.	6,265	[a]	213,950
Catalyst Pharmaceuticals, Inc.	14,980	[a]	240,129
Charles River Laboratories International, Inc.	1,742	[a]	442,799
Crinetics Pharmaceuticals, Inc.	1,480	[a]	60,591
Cytokinetics, Inc.	3,155	[a]	227,917

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.0% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 3.4% (continued)
Halozyme Therapeutics, Inc.	4,360	[a]	173,572
Innoviva, Inc.	50,500	[a,b]	771,640
Keros Therapeutics, Inc.	1,590	[a]	107,325
Kura Oncology, Inc.	3,265	[a]	68,826
Madrigal Pharmaceuticals, Inc.	225	[a]	53,145
Medpace Holdings, Inc.	1,599	[a]	635,634
Newamsterdam Pharma Co. NV	4,490	[a]	102,552
Protagonist Therapeutics, Inc.	5,010	[a]	152,204
SpringWorks Therapeutics, Inc.	890	[a]	43,841
Standard Biotools, Inc.	32,699	[a]	73,573
Syndax Pharmaceuticals, Inc.	1,710	[a]	40,082
Vaxcyte, Inc.	4,625	[a]	341,417
Vera Therapeutics, Inc.	960	[a]	45,197
Verona Pharma PLC, ADR	14,980	[a,b]	257,956
Viking Therapeutics, Inc.	2,680	[a,b]	206,494
			5,368,782
Real Estate Management & Development - 1.1%
Forestar Group, Inc.	28,560	[a]	963,043
Newmark Group, Inc., Cl. A	73,700		795,223
			1,758,266
Semiconductors & Semiconductor Equipment - 2.5%
Amkor Technology, Inc.	9,300		288,486
CEVA, Inc.	4,449	[a]	100,725
Credo Technology Group Holding Ltd.	8,755	[a]	188,583
Diodes, Inc.	13,465	[a]	915,351
indie Semiconductor, Inc., Cl. A	14,947	[a,b]	92,522
Kulicke & Soffa Industries, Inc.	1,619		77,097
MACOM Technology Solutions Holdings, Inc.	6,238	[a]	551,003
Onto Innovation, Inc.	960	[a]	176,794
Power Integrations, Inc.	1,080		77,177
Rambus, Inc.	9,482	[a]	561,713
Semtech Corp.	6,765	[a]	143,418
Silicon Laboratories, Inc.	410	[a]	56,391
Veeco Instruments, Inc.	19,303	[a]	698,962
Wolfspeed, Inc.	2,167	[a,b]	56,385
			3,984,607
Software & Services - 2.5%
Adeia, Inc.	18,425		208,940
AppFolio, Inc., Cl. A	930	[a]	225,144
Box, Inc., Cl. A	5,345	[a]	137,848
Braze, Inc., Cl. A	2,005	[a]	114,085
Cognyte Software Ltd.	29,564	[a]	219,365

Description	Shares		Value ($)
Common Stocks - 96.0% (continued)
Software & Services - 2.5% (continued)
Fastly, Inc., CI. A	3,005	[a,b]	42,731
Freshworks, Inc., Cl. A	11,645	[a]	238,024
Kyndryl Holdings, Inc.	26,852	[a]	589,938
OneSpan, Inc.	9,385	[a]	90,190
Qualys, Inc.	1,225	[a]	210,529
Radware Ltd.	6,162	[a]	109,437
SPS Commerce, Inc.	1,740	[a]	322,178
Unisys Corp.	32,492	[a]	168,633
Varonis Systems, Inc.	8,248	[a]	418,998
Verint Systems, Inc.	7,667	[a]	242,354
Wix.com Ltd.	2,015	[a]	282,463
Workiva, Inc.	2,075	[a]	178,699
Xperi, Inc.	14,838	[a]	162,624
			3,962,180
Technology Hardware & Equipment - 5.4%
Advanced Energy Industries, Inc.	11,306		1,144,167
Belden, Inc.	13,844		1,179,232
Ciena Corp.	11,619	[a]	662,051
Coherent Corp.	4,026	[a]	239,466
CTS Corp.	12,414		553,168
EMCORE Corp.	13,765	[a]	5,812
Fabrinet	1,035	[a]	223,115
Infinera Corp.	15,875	[a,b]	79,693
Innoviz Technologies Ltd.	26,615	[a,b]	42,318
IPG Photonics Corp.	9,801	[a]	846,316
Itron, Inc.	2,515	[a]	233,090
Knowles Corp.	30,844	[a]	503,991
Methode Electronics, Inc.	9,399		200,199
nLight, Inc.	5,987	[a]	79,208
Novanta, Inc.	1,005	[a]	173,805
OSI Systems, Inc.	2,101	[a]	275,609
PC Connection, Inc.	11,900		789,922
Quantum Corp.	194,305	[a]	93,810
Ribbon Communications, Inc.	83,500	[a]	249,665
Super Micro Computer, Inc.	310	[a]	268,497
Teledyne Technologies, Inc.	462	[a]	197,399
Viasat, Inc.	13,982	[a,b]	273,628
Viavi Solutions, Inc.	18,107	[a]	172,922
			8,487,083
Telecommunication Services - .3%
ATN International, Inc.	15,132		507,527
Transportation - 2.7%
ArcBest Corp.	1,705		243,576
Costamare, Inc.	73,000		830,010

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description			Shares		Value ($)
Common Stocks - 96.0% (continued)
Transportation - 2.7% (continued)
Golden Ocean Group Ltd.			72,000		926,640
Heartland Express, Inc.			21,322		272,495
Matson, Inc.			2,000		222,100
Universal Logistics Holdings, Inc.			14,900		504,067
XPO, Inc.			10,447	[a]	1,256,983
					4,255,871
Utilities - 3.1%
ALLETE, Inc.			2,721		154,117
Atmos Energy Corp.			1,449		163,607
New Jersey Resources Corp.			3,745		155,829
NorthWestern Energy Group, Inc.			3,313		158,759
Ormat Technologies, Inc.			5,984	[b]	389,858
Portland General Electric Co.			42,913		1,723,815
Southwest Gas Holdings, Inc.			22,267		1,517,496
Vistra Corp.			11,611		633,264
					4,896,745
Total Common Stocks (cost $118,057,580)					150,550,447

Exchange-Traded Funds - 1.0%
Registered Investment Companies - 1.0%
iShares Russell 2000 ETF (cost $1,349,613)			7,292	[b]	1,485,599

Escrow Bonds - .0%
Energy - .0%
Ion Geophysical Escrow Bond (cost $29,758)	8.00	12/15/2025	48,000	[c]	0
		1-Day Yield (%)
Investment Companies - 3.2%
Registered Investment Companies - 3.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,975,939)		5.41	4,975,939	[e]	4,975,939

Investment of Cash Collateral for Securities Loaned - 2.6%
Registered Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,127,732)		5.41	4,127,732	[e]	4,127,732
Total Investments (cost $128,540,622)			102.8%		161,139,717
Liabilities, Less Cash and Receivables			(2.8%)		(4,394,048)
Net Assets			100.0%		156,745,669

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At February 29, 2024, the value of the fund’s securities on loan was $6,252,304 and the value of the collateral was $6,374,862, consisting of cash collateral of $4,127,732 and U.S. Government & Agency securities valued at $2,247,130. In addition, the value of collateral may include pending sales that are also on loan.

c The fund held Level 3 securities at February 29, 2024. These securities were valued at $0 or .0% of net assets.

d Investment in real estate investment trust within the United States.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of February 29, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	150,550,447	-	0	150,550,447
Escrow Bonds	-	-	0	0
Exchange-Traded Funds	1,485,599	-	-	1,485,599
Investment Companies	9,103,671	-	-	9,103,671

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members ( “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 29, 2024, accumulated net unrealized appreciation on investments was $32,599,095, consisting of $38,168,448 gross unrealized appreciation and $5,569,353 gross unrealized depreciation.

At February 29, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.